SHAREHOLDERS' EQUITY (Details 2)	6 Months Ended
	Jun. 30, 2024 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested, Number of Shares [Roll Forward]
Granted	32,802	[1]
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested, Number of Shares [Roll Forward]
Balance	1,215,601	[2]
Granted	616,182	[2]
Vested	(223,678)
Canceled	(75,651)
Balance	1,532,454	[2]
Weighted-Average Fair Value
Balance | $ / shares	$ 134.41	[2]
Weighted-average fair value granted | $ / shares	201.98	[2]
Weighted-average fair value vested | $ / shares	137.28
Weighted-average fair value canceled | $ / shares	149.83
Balance | $ / shares	$ 160.4	[2]

[1]	Includes 73,074 performance options granted to the Company’s Co-CEOs in 2022, 74,108 in 2023, and 22,481 in 2024, as applicable.
[2]	Includes 22,928 performance shares granted to the Company’s Co-CEOs in 2023, and 48,129 to the Company’s Co-CEOs and several executives in 2024.